RELATED PARTY TRANSACTIONS AND BALANCES - Additional information (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Mar. 31, 2020
Related Party Transaction
Amount repaid to related party			¥ 163,346,796
Forgiveness of amounts due to related parties			446,092,527
Amounts due from related party			30,088,833
Amount lent to related party			30,088,833
Henan Yisheng Biopharma
Related Party Transaction
Due to related party					¥ 102,868,404
Amount lent by related party			213,545,060
Amount repaid to related party			147,375,441
Forgiveness of amounts due to related parties			169,038,024
Beijing Yisheng Xingye
Related Party Transaction
Due to related party			0		204,218,333
Amount lent by related party			155,014,765
Amount repaid to related party			47,360,000
Forgiveness of amounts due to related parties			311,873,098
Amounts due from related party		¥ 0		¥ 0
Amount lent to related party	¥ 46,970	46,970
Henan Yisheng Pan-Asia
Related Party Transaction
Due to related party					8,000
Amount repaid to related party			8,000
Other Related Parties
Related Party Transaction
Due to related party					7,792,152
Amount lent by related party			445,833
Amount repaid to related party			8,237,985
Liaoning Yisheng Pan-Asia
Related Party Transaction
Amounts due from related party			0		30,780,298
Amount lent to related party			8,423,885
Loan repaid by related party			6,700,388
Forgiveness of amounts due from related parties			32,503,795
Henan Yisheng Huizhong
Related Party Transaction
Amounts due from related party			0		¥ 1,744,800
Amount lent to related party			570,000
Forgiveness of amounts due from related parties			¥ 2,314,800
Yisheng Biopharma
Related Party Transaction
Due to related party		0		¥ 0
Amount lent by related party		¥ 64,880